Schedule I Condensed Parent Company Balance Sheets (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014	Aug. 29, 2013
Assets
Cash and equivalents		$ 4,140	$ 2,287	$ 4,150	$ 2,880
Short-term investments		258	1,234
Receivables		2,068	2,507
Finished goods		899	785
Work in process		1,761	1,315
Raw materials and supplies		229	240
Other current assets		140	228
Total current assets		9,495	8,596
Long-term marketable investments	[1]	414	2,113
Property, plant, and equipment, net		14,686	10,554
Other noncurrent assets		460	455
Total assets		27,540	24,143
Liabilities and equity
Accounts payable and accrued expenses		3,879	2,611
Current debt		756	1,089
Total current liabilities		4,835	3,905
Long-term debt		9,154	6,252
Other noncurrent liabilities		623	698
Total liabilities		14,612	10,855
Commitments and contingencies
Redeemable convertible notes		0	49
Micron shareholders' equity
Common stock, $0.10 par value, 3,000 shares authorized, 1,094 shares issued and outstanding (1,084 as of September 3, 2015)		109	108
Total Micron shareholders' equity		12,080	12,302
Total liabilities and equity		$ 27,540	$ 24,143
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value (in dollars per share)		$ 0.10	$ 0.10
Common Stock, authorized shares (in shares)		3,000	3,000
Common Stock, issued (in shares)		1,094	1,084
Common Stock, outstanding (in shares)		1,094	1,084
Micron Technology, Inc.
Assets
Cash and equivalents		$ 2,716	$ 721	$ 1,249	$ 1,202
Short-term investments		258	479
Receivables		102	133
Notes and accounts receivable from subsidiaries		1,159	1,091
Finished goods		49	77
Work in process		244	321
Raw materials and supplies		91	86
Other current assets		54	82
Total current assets		4,673	2,990
Investment In subsidiaries		12,897	13,051
Long-term marketable investments		414	932
Noncurrent notes receivable from and prepaid expenses to subsidiaries		709	163
Property, plant, and equipment, net		2,026	1,679
Other noncurrent assets		412	488
Total assets		21,131	19,303
Liabilities and equity
Accounts payable and accrued expenses		916	677
Short-term debt and accounts payable to subsidiaries		314	384
Current debt		75	655
Other current liabilities		16	8
Total current liabilities		1,321	1,724
Long-term debt		7,313	4,797
Other noncurrent liabilities		417	431
Total liabilities		9,051	6,952
Commitments and contingencies
Redeemable convertible notes		0	49
Micron shareholders' equity
Common stock, $0.10 par value, 3,000 shares authorized, 1,094 shares issued and outstanding (1,084 as of September 3, 2015)		109	108
Other equity		11,971	12,194
Total Micron shareholders' equity		12,080	12,302
Total liabilities and equity		$ 21,131	$ 19,303
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value (in dollars per share)		$ 0.10	$ 0.10
Common Stock, authorized shares (in shares)		3,000	3,000
Common Stock, issued (in shares)		1,094	1,084
Common Stock, outstanding (in shares)		1,094	1,084

[1]	The maturities of long-term marketable securities range from one to four years.